Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 1,016,918		$ 1,083,556				$ 93,265		$ 9,683
Loss from operations	(1,016,918)		(1,083,556)				(93,265)		(9,683)
Other income (loss):
Warrant transaction costs							(292,875)
Excess value of UW warrants							(1,293,750)
Unrealized gain(loss) on FV changes of warrants	(5,382,000)		(6,848,250)				9,936,000
Provision for income taxes									32
Interest income and realized gain from sale of treasury securities							5,514
Interest income	4,330		11,757
Net income (loss)	$ (6,394,588)		$ (7,920,049)				$ 8,261,624		$ (9,715)
Cepton Technologies, Inc. [Member]
Loss from operations					$ (27,518,000)	$ (13,529,000)		$ (19,576,000)		$ (17,004,000)
Other income (loss):
Provision for income taxes					(16,000)	(21,000)		26,000		7,000
Net income (loss)					(26,422,000)	(13,606,000)		(19,634,000)		(16,757,000)
Lidar Sensor and Prototype Revenue					1,989,000	1,429,000
Development Revenue					1,235,000
Total Revenue					3,224,000	1,429,000		2,006,000		4,132,000
Lidar Sensor and Prototype Cost of Revenue					3,053,000	2,567,000
Development Cost of Revenue					3,104,000
Total Cost of Revenue					6,157,000	2,567,000		3,746,000		3,497,000
Gross Margin					(2,933,000)	(1,138,000)		(1,740,000)		635,000
Operating expenses:
Research and development					14,593,000	8,195,000		11,666,000		11,457,000
Selling, general and administrative					9,992,000	4,196,000		6,170,000		6,182,000
Total operating expenses					24,585,000	12,391,000		17,836,000		17,639,000
Other income (expense), net					1,098,000	(181,000)		(181,000)
Interest income, net					14,000	125,000		149,000		254,000
Loss before income taxes					$ (26,406,000)	$ (13,585,000)		$ (19,608,000)		$ (16,750,000)
Net loss per share, basic and diluted (in Dollars per share)					$ (0.97)	$ (0.5)		$ (0.73)		$ (0.62)
Weighted-average shares used in computing net loss per share, basic and diluted (in Shares)					27,355,884	27,058,961		27,068,162		26,892,775
Other comprehensive loss, net of tax:
Changes in unrealized gain on available-for-sale securities					$ (4,000)	$ 7,000		$ 3,000
Foreign currency translation adjustments					(18,000)	(8,000)		(11,000)		(10,000)
Total other comprehensive loss, net of tax					(22,000)	(1,000)		(8,000)		(10,000)
Comprehensive loss					$ (26,444,000)	$ (13,607,000)		$ (19,642,000)		$ (16,767,000)
Class A Common Stock
Other income (loss):
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)	17,250,000		17,250,000				2,741,096
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption (in Shares)	(0.3)	0	(0.37)	0			1.17		0
Class B Common Stock
Other income (loss):
Basic and diluted weighted average shares outstanding, Class B common stock (in Shares)	4,312,500	4,312,500	4,312,500	4,312,500			4,312,500		3,750,000
Basic and diluted net income (loss) per share, Class B common stock (in Dollars per share)	$ (0.3)	$ 0	$ (0.37)	$ 0			$ 1.17		$ 0